UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06563

CALVERT WORLD VALUES FUND, INC.
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: First quarter ended December 31, 2014

Item 1. Schedule of Investments.

CALVERT INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014

EQUITY SECURITIES - 95.1%	SHARES	VALUE
Australia - 2.3%
ALS Ltd.	173,489	$751,576
Australia & New Zealand Banking Group Ltd. (ADR)	32,142	835,692
Macquarie Group Ltd.	36,560	1,727,590
Westpac Banking Corp. (ADR)	75,974	2,043,701
Woolworths Ltd.	128,731	3,211,108
		8,569,667

Austria - 1.0%
OMV AG (ADR)	723	19,196
Voestalpine AG	97,015	3,824,556
		3,843,752

Belgium - 0.2%
Ageas (ADR)	16,568	587,584

Canada - 1.5%
Cenovus Energy, Inc.	30,847	637,334
Intact Financial Corp.	4,137	299,002
Lululemon Athletica, Inc.*	20,813	1,161,157
Suncor Energy, Inc. Toronto Exchange	116,300	3,699,065
		5,796,558

China - 0.5%
Alibaba Group Holding Ltd. (ADR)*	7,328	761,672
BOC Hong Kong Holdings Ltd. (ADR)	15,012	1,005,954
		1,767,626

Denmark - 0.9%
GN Store Nord A/S	107,350	2,337,080
H Lundbeck A/S (ADR)	5,080	100,543
Novo Nordisk A/S, Series B	20,126	851,619
		3,289,242

Finland - 0.8%
Metso Oyj (ADR)	624	18,782
Nokia Oyj	359,910	2,832,801
Sampo Oyj (ADR)	10,009	233,760
		3,085,343

France - 6.0%

Air Liquide SA	41,733	5,149,588
AXA SA (ADR)	91,038	2,083,860
BNP Paribas SA (ADR)	52,375	1,538,778
Casino Guichard Perrachon SA (ADR)	370	6,841
Credit Agricole SA (ADR)	72,354	461,619
Danone SA	7,162	471,182
Eutelsat Communications SA	108,352	3,502,881
Kering SA	23,121	4,445,372
Numericable-SFR*	31,510	1,553,831
Orange SA (ADR)	31,252	528,784
Sanofi SA (ADR)	29,993	1,367,981
Suez Environnement Co. (ADR)	12,411	106,859
Valeo SA (ADR)	8,067	499,589
Vallourec SA	13,220	361,009
Veolia Environnement SA (ADR)	32,156	565,303
		22,643,477

Germany - 5.7%
Allianz SE (ADR)	129,733	2,149,676
Brenntag AG	67,856	3,818,371
Celesio AG (ADR)	2,134	13,551
Commerzbank AG (ADR)*	2	26
Continental AG (ADR)	76	3,179
Deutsche Post AG	141,953	4,644,700
Deutsche Post AG (ADR)	68,078	2,209,131
Dialog Semiconductor plc*	95,131	3,363,123
ElringKlinger AG	32,908	1,146,652
Hugo Boss AG	28,000	3,437,810
K+S AG (ADR)	2,275	30,917
Merck KGaA (ADR)	4,215	131,887
Muenchener Rueckversicherungs-Gesellschaft AG (ADR)	18,721	371,425
Wirecard AG	10,109	445,927
		21,766,375

Hong Kong - 3.0%
AIA Group Ltd.	1,193,725	6,551,195
Bank of East Asia Ltd. (ADR)	7,835	30,948
Hang Seng Bank Ltd. (ADR)	53,867	892,038
PCCW Ltd. (ADR)	3,846	26,114
Samsonite International SA*	1,157,100	3,425,768
Shenguan Holdings Group Ltd.	1,306,796	436,648
		11,362,711

India - 0.7%
Wipro Ltd. (ADR)	236,200	2,673,784

Ireland - 1.1%
Kerry Group plc	61,021	4,210,384

Israel - 1.3%
Check Point Software Technologies Ltd.*	65,600	5,154,192

Italy - 3.4%
GTECH SpA (ADR)	1,136	25,253
Intesa Sanpaolo SpA, Milano Stock Exchange	1,739,640	5,032,708
Intesa Sanpaolo SpA (ADR)	15,917	275,683
Mediobanca SpA	501,526	4,060,877
Prysmian SpA	188,109	3,423,951
Snam SpA (ADR)	4,650	45,617
Terna Rete Elettrica Nazionale SpA (ADR)	3,886	52,986
		12,917,075

Japan - 16.4%
Astellas Pharma, Inc.	346,000	4,812,078
Coca-Cola East Japan Co. Ltd.	57,094	874,852
Eisai Co. Ltd. (ADR)	436	16,908
Isuzu Motors Ltd.	383,000	4,669,528
JSR Corp.	192,800	3,308,379
Kubota Corp.	22,850	331,575
Mitsui Fudosan Co. Ltd.	154,256	4,145,853
Mizuho Financial Group, Inc.	2,696,200	4,527,209
Mizuho Financial Group, Inc. (ADR)	477,960	1,625,064
MS&AD Insurance Group Holdings (ADR)	51,806	614,937
Nippon Telegraph & Telephone Corp.	15,980	821,716
Nippon Telegraph & Telephone Corp. (ADR)	104,173	2,667,871
Nissan Motor Co. Ltd.	379,400	3,302,323
Nissan Motor Co. Ltd. (ADR)	75,404	1,317,308
Nomura Holdings, Inc. (ADR)	214,751	1,217,638
Olympus Corp.*	18,347	646,015
ORIX Corp.	360,400	4,502,126
Softbank Corp.	83,500	4,965,748
Sony Corp.	44,737	910,147
Sony Corp. (ADR)	50,210	1,027,799
Sumitomo Mitsui Trust Holdings, Inc.	374,780	1,429,290
Takeda Pharmaceutical Co. Ltd. (ADR)	14,813	307,251
Tokyo Gas Co. Ltd.	621,118	3,349,277
Toyota Motor Corp. (t)	148,633	9,262,265
Toyota Motor Corp. (ADR)	12,996	1,630,738
		62,283,895

Luxembourg - 1.2%
Ipsen SA (ADR)	47,534	615,090
ProSiebenSat.1 Media AG	96,004	4,044,705
		4,659,795

Malaysia - 0.3%
AirAsia Bhd.	1,597,000	1,239,128

Mexico - 0.1%
FINAE, Series D, Preferred (b)(i)*	1,962,553	233,698

Netherlands - 4.5%
Aegon NV	108,469	813,518
Akzo Nobel NV	14,896	1,033,001
ING Groep NV (CVA)*	106,691	1,381,450
Koninklijke Ahold NV (ADR)	70,119	1,246,295
Koninklijke Philips NV, NY Shares	71,961	2,086,869
NN Group NV*	16,427	489,504
Unilever NV, NY Shares	87,950	3,433,568
Unilever NV (CVA)	157,749	6,197,071
Wolters Kluwer NV (ADR)	14,870	453,535
		17,134,811

New Zealand - 0.1%
Spark New Zealand Ltd. (ADR)	28,041	335,370

Norway - 1.8%
DnB ASA	187,819	2,758,373
DNB ASA (ADR)	377	56,184
Orkla ASA	81,993	556,606
Prosafe SE	159,597	486,367
Statoil ASA (ADR)	136,440	2,402,708
Yara International ASA (ADR)	12,176	536,475
		6,796,713

Philippines - 0.7%
Philippine Long Distance Telephone Co. (ADR)	41,999	2,658,117

Portugal - 0.0%
Portugal Telecom SGPS SA (ADR)	43,367	45,969

Singapore - 0.2%
Singapore Telecommunications Ltd. (ADR)	29,605	872,163

South Africa - 2.7%
Aspen Pharmacare Holdings Ltd.*	149,057	5,196,300
Clicks Group Ltd.	88,053	613,405
MTN Group Ltd. (ADR)	31,566	595,651
Naspers Ltd.	26,867	3,465,515
Nedbank Group Ltd. (ADR)	5,888	126,268
Tiger Brands Ltd. (ADR)	2,952	93,741
		10,090,880

South Korea - 0.5%
LG Household & Health Care Ltd.*	2,347	1,329,973
SK Hynix, Inc.*	11,206	482,522
		1,812,495

Spain - 2.4%
Amadeus IT Holding SA	18,714	743,673
Banco Bilbao Vizcaya Argentaria SA:
Common	94,187	886,479
Rights*	94,187	9,004
Banco Bilbao Vizcaya Argentaria SA (ADR)	151,275	1,420,472
Banco Santander SA (ADR)	192,477	1,603,333
Distribuidora Internacional de Alimentacion SA	87,156	586,057
Enagas SA (ADR)	2,626	41,202
Ferrovial SA (ADR)	442	8,623
Inditex SA	136,945	3,924,039
		9,222,882

Sweden - 3.4%
Assa Abloy AB, Series B	91,016	4,791,597
Atlas Copco AB (ADR):
A Shares	42,356	1,184,824
B Shares	15,619	397,816
Sandvik AB	358,977	3,481,938
Sandvik AB (ADR)	5,564	53,637
SKF AB (ADR)	986	20,607
Svenska Cellulosa AB SCA, Series B	72,900	1,568,355
Svenska Handelsbanken AB (ADR)	12,848	300,643
Swedbank AB (ADR)	14,941	372,137
Tele2 AB (ADR)	121,443	729,872
		12,901,426

Switzerland - 6.9%
Aryzta AG*	45,265	3,479,973
Clariant AG*	264,132	4,437,847
Novartis AG	17,870	1,644,369
Novartis AG (ADR)	32,420	3,004,037
Roche Holding AG	25,971	7,043,088
Roche Holding AG (ADR)	114,446	3,890,020
Swiss Re AG (ADR)	3,479	294,219
UBS Group AG*	79,704	1,370,846
Zurich Insurance Group AG (ADR)*	30,490	951,288
		26,115,687

Taiwan - 0.8%
MediaTek, Inc.	201,000	2,926,143

United Kingdom - 20.8%
Admiral Group plc (ADR)	3,494	72,343

Aon plc	12,930	1,226,152
ARM Holdings plc	32,712	503,433
Ashtead Group plc	231,863	4,096,916
AstraZeneca plc (ADR)	23,624	1,662,657
Aviva plc	144,361	1,081,130
Barclays plc	1,298,694	4,879,775
Barclays plc (ADR)	29,167	437,797
BG Group plc	324,390	4,315,508
BT Group plc (ADR)	39,939	2,475,819
Bunzl plc (ADR)	21,554	584,329
Capita plc	159,059	2,664,241
Catlin Group Ltd. (ADR)	2,231	46,427
Compass Group plc	62,260	1,060,600
easyJet plc	21,161	545,897
Experian plc	64,745	1,091,503
Foxtons Group plc	400,843	990,342
GlaxoSmithKline plc	60,681	1,297,563
GlaxoSmithKline plc (ADR)	37,645	1,608,947
Howden Joinery Group plc	469,348	2,916,850
HSBC Holdings plc	823,361	7,776,904
HSBC Holdings plc (ADR)	39,084	1,845,937
Indivior plc*	8,058	18,753
Indivior plc (ADR)*	1,064	12,024
Inmarsat plc	298,192	3,693,310
J Sainsbury plc (ADR)	11,183	168,863
Johnson Matthey plc	54,055	2,832,233
Legal & General Group plc (ADR)	907	17,473
Liberty Global plc, Series C*	26,962	1,302,534
Man Group plc (ADR)	55,991	136,674
Meggitt plc	504,745	4,032,400
Old Mutual plc (ADR)	1,346	31,985
Pearson plc	45,484	836,231
Persimmon plc*	167,944	4,105,989
Prudential plc	233,225	5,364,076
Reckitt Benckiser Group plc	8,058	649,695
Reckitt Benckiser Group plc (ADR)	26,602	440,795
Sage Group plc (ADR)	91	2,621
SSE plc	155,983	3,913,759
SSE plc (ADR)	89,854	2,269,712
The British Land Co. plc (ADR)	5,664	67,175
Unilever plc	17,576	713,560
Unilever plc (ADR)	84,549	3,422,544
United Utilities Group plc (ADR)	26,500	751,196
Vodafone Group plc	215,167	736,858
		78,701,530

United States - 3.9%
Applied Industrial Technologies, Inc.	13,914	634,339
Bioceptive, Inc., Series A, Preferred (a)(b)(i)*	582,574	299,967

Bristol-Myers Squibb Co.	35,316	2,084,704
CNO Financial Group, Inc.	34,085	586,944
CVS Health Corp.	41,400	3,987,234
EOG Resources, Inc.	36,900	3,397,383
MasterCard, Inc.	8,097	697,638
Nielsen NV	26,891	1,202,834
Perrigo Co. plc	5,640	942,782
Powerspan Corp., Contingent Deferred Distribution (b)(i)*	1	—
Unit Corp.*	17,325	590,783
Wynn Resorts Ltd.	1,664	247,537
		14,672,145

Total Equity Securities (Cost $351,894,024)		360,370,617

VENTURE CAPITAL LIMITED PARTNERSHIP INTEREST - 0.4%	ADJUSTED BASIS
Mainstream Brazil Impact Investing Fund (b)(i)*	$15,185	941
BFSE Holding, BV (b)(i)*	612,966	339,894
Africa Renewable Energy Fund (b)(i)*	102,623	70,692
Blackstone Clean Technology Partners (b)(i)*	75,424	24,966
China Environment Fund 2004 (b)(i)*	—	123,854
Emerald Sustainability Fund I (b)(i)*	433,916	131,430
gNet Defta Development Holdings LLC (a)(b)(i)*	400,000	318,085
SEAF Central and Eastern European Growth Fund LLC (a)(b)(i)*	327,254	430,523
SEAF India International Growth Fund (b)(i)*	274,667	120,146
ShoreCap International LLC (b)(i)*	—	6,695
Terra Capital (b)(i)*	469,590	1

Total Venture Capital Limited Partnership Interest (Cost $2,711,625)		1,567,227

VENTURE CAPITAL DEBT OBLIGATIONS - 0.3%	PRINCIPAL AMOUNT
AFIG LLC, 6.00%, 10/17/17 (b)(i)	$450,953	338,214
FINAE:
Note I, 6.50%, 12/1/15 (b)(i)	250,000	250,000
Note II, 6.50%, 12/1/15 (b)(i)	500,000	500,000
Windhorse International-Spring Health Water Ltd., 1.00%, 3/14/18 (b)(i)	70,000	52,500

Total Venture Capital Debt Obligations (Cost $1,270,953)		1,140,714

HIGH SOCIAL IMPACT INVESTMENTS - 1.2%
Calvert Social Investment Foundation Notes, 0.25%, 7/1/17 (b)(i)(r)	4,431,583	4,355,475

Total High Social Impact Investments (Cost $4,431,583)		4,355,475

TIME DEPOSIT - 2.7%
State Street Bank Time Deposit, 0.069%, 1/2/15	10,410,353	10,410,353

Total Time Deposit (Cost $10,410,353)		10,410,353

TOTAL INVESTMENTS (Cost $370,718,538) - 99.7%		377,844,386
Other assets and liabilities, net - 0.3%		1,049,189
NET ASSETS - 100%		$378,893,575

(a) Affiliated company.
(b) This security was valued under the direction of the Board of Directors. See Note A.
(i) Restricted securities represent 2.0% of net assets of the Fund.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(t) 90,000 shares of Toyota Motor Corp. have been soft segregated in order to cover outstanding commitments to certain limited partnerships investments within the Fund. There are no restrictions on the trading of this security.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
CVA: Certificaten Van Aandelen
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company

Restricted Securities	ACQUISITION DATES	COST
AFIG LLC, 6.00%, 10/17/17	10/11/12	$450,953
Africa Renewable Energy Fund LP	4/17/14 - 11/10/14	102,623
BFSE Holding, BV LP	1/12/06 - 6/11/14	612,966
Bioceptive, Inc., Series A, Preferred	10/26/12 - 12/18/13	252,445
Blackstone Clean Technology Partners LP	7/29/10 - 9/10/14	75,424
Calvert Social Investment Foundation Notes, 0.25%, 7/1/17	7/1/14	4,431,583
China Environment Fund 2004 LP	9/15/05 - 4/1/09	—
Emerald Sustainability Fund I LP	7/19/01 - 5/17/11	433,916
FINAE:
Series D, Preferred	2/28/11	252,686
Note I, 6.50%, 12/1/15	12/10/10	250,000
Note II, 6.50%, 12/1/15	2/24/11	500,000
gNet Defta Development Holdings LLC, LP	8/30/05	400,000
Mainstream Brazil Impact Investing Fund LP	12/12/14	15,185
Powerspan Corp., Contingent Deferred Distribution	7/11/14	—
SEAF Central and Eastern European Growth Fund LLC, LP	8/10/00 - 8/26/11	327,254
SEAF India International Growth Fund LP	3/22/05 - 5/24/10	274,667
ShoreCap International LLC, LP	8/12/04 - 12/15/08	—
Terra Capital LP	11/23/98 - 3/14/06	469,590
Windhorse International-Spring Health Water Ltd., 1.00%, 3/14/18	2/12/14	70,000

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT CAPITAL ACCUMULATION FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014

EQUITY SECURITIES - 98.8%	SHARES	VALUE
Aerospace & Defense - 1.0%
Exelis, Inc.	237,288	$4,159,659

Airlines - 3.3%
Alaska Air Group, Inc.	235,038	14,045,871

Auto Components - 2.2%
Gentherm, Inc.*	256,981	9,410,644

Biotechnology - 2.5%
United Therapeutics Corp.*	81,528	10,557,061

Building Products - 1.0%
Lennox International, Inc.	45,811	4,355,252

Chemicals - 2.7%
Minerals Technologies, Inc.	165,240	11,475,918

Commercial Services & Supplies - 2.7%
United Stationers, Inc.	270,775	11,415,874

Communications Equipment - 4.7%
F5 Networks, Inc.*	91,947	11,995,865
Ubiquiti Networks, Inc.	259,285	7,685,207
		19,681,072

Containers & Packaging - 3.0%
Rock-Tenn Co.	210,132	12,813,849

Electronic Equipment & Instruments - 2.8%
Arrow Electronics, Inc.*	207,775	12,028,095

Energy Equipment & Services - 1.7%
RPC, Inc.	553,825	7,221,878

Food Products - 2.7%
Ingredion, Inc.	132,199	11,215,763

Gas Utilities - 1.7%
AGL Resources, Inc.	127,831	6,968,068

Health Care Equipment & Supplies - 3.6%

Globus Medical, Inc.*	196,375	4,667,834
Varian Medical Systems, Inc.*	122,819	10,625,072
		15,292,906

Health Care Providers & Services - 6.4%
AmerisourceBergen Corp.	118,287	10,664,756
Chemed Corp.	57,714	6,098,638
Laboratory Corporation of America Holdings*	96,641	10,427,564
		27,190,958

Hotels, Restaurants & Leisure - 1.9%
Interval Leisure Group, Inc.	390,000	8,147,100

Insurance - 5.3%
American Financial Group, Inc.	151,674	9,209,645
Amtrust Financial Services, Inc.	232,888	13,099,950
		22,309,595

IT Services - 8.1%
DST Systems, Inc.	125,693	11,833,996
NeuStar, Inc.*	369,923	10,283,859
Syntel, Inc.*	265,395	11,937,467
		34,055,322

Leisure Products - 3.2%
Polaris Industries, Inc.	89,257	13,499,229

Machinery - 3.1%
The Middleby Corp.*	131,245	13,006,379

Media - 2.8%
Gannett Co., Inc.	372,894	11,906,505

Oil, Gas & Consumable Fuels - 1.4%
SM Energy Co.	158,517	6,115,586

Personal Products - 2.1%
Inter Parfums, Inc.	315,304	8,655,095

Pharmaceuticals - 1.8%
Lannett Co., Inc.*	179,126	7,680,923

Real Estate Management & Development - 2.5%
Jones Lang LaSalle, Inc.	71,170	10,670,518

Road & Rail - 2.6%
Landstar System, Inc.	154,192	11,183,546

Semiconductors & Semiconductor Equipment - 2.8%

Synaptics, Inc.*	169,025	11,635,681

Software - 1.4%
SolarWinds, Inc.*	121,369	6,047,817

Specialty Retail - 10.9%
Lithia Motors, Inc.	132,085	11,450,448
Ross Stores, Inc.	156,727	14,773,087
The Buckle, Inc.	164,525	8,640,853
Ulta Salon, Cosmetics & Fragrance, Inc.*	86,752	11,090,376
		45,954,764

Textiles, Apparel & Luxury Goods - 3.9%
Deckers Outdoor Corp.*	56,875	5,177,900
Fossil Group, Inc.*	101,978	11,293,044
		16,470,944

Thrifts & Mortgage Finance - 1.6%
BofI Holding, Inc.*	89,000	6,925,090

Trading Companies & Distributors - 1.4%
WESCO International, Inc.*	78,405	5,975,245

Total Equity Securities (Cost $354,188,516)		418,072,207

HIGH SOCIAL IMPACT INVESTMENTS - 0.3%	PRINCIPAL AMOUNT
Calvert Social Investment Foundation Notes, 0.25%, 7/1/17 (b)(i)(r)	$1,419,488	1,395,110

Total High Social Impact Investments (Cost $1,419,488)		1,395,110

TIME DEPOSIT - 1.3%
State Street Bank Time Deposit, 0.069%, 1/2/15	5,507,187	5,507,187

Total Time Deposit (Cost $5,507,187)		5,507,187

TOTAL INVESTMENTS (Cost $361,115,191) - 100.4%		424,974,504
Other assets and liabilities, net - (0.4%)		(1,890,697)
NET ASSETS - 100%		$423,083,807

(b) This security was valued under the direction of the Board of Directors. See Note A.
(i) Restricted securities represent 0.3% of the net assets of the fund.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

* Non-income producing security.

Restricted Securities	ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes, 0.25%, 7/1/17	7/1/14	$1,419,488

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT INTERNATIONAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014

EQUITY SECURITIES - 94.3%	SHARES	VALUE
Australia - 2.0%
GrainCorp Ltd.	135,648	$910,368
Orora Ltd.	712,596	1,125,842
		2,036,210

Austria - 4.7%
BUWOG AG*	92,487	1,833,022
IMMOFINANZ AG*	267,733	677,718
Wienerberger AG	71,451	984,339
Zumtobel Group AG	62,486	1,407,479
		4,902,558

Bahrain - 0.5%
Banco ABC Brasil SA, Preferred	96,566	490,355

Belgium - 0.6%
Befimmo SA	8,053	584,871

Brazil - 1.7%
ALL - America Latina Logistica SA	99,165	188,631
Localiza Rent a Car SA	14,936	198,955
MRV Engenharia e Participacoes SA	317,192	887,186
Qualicorp SA*	41,856	434,797
		1,709,569

Denmark - 0.7%
D/S Norden A/S	36,574	771,409

Finland - 0.7%
Ramirent Oyj	98,973	768,774

France - 3.4%
Cie Generale des Etablissements Michelin	12,231	1,108,938
Saft Groupe SA	26,692	807,911
UBISOFT Entertainment*	58,523	1,071,462
Vallourec SA	19,143	522,753
		3,511,064

Germany - 5.1%
Aareal Bank AG	24,343	980,374
DMG MORI SEIKI AG	43,741	1,243,712
Hugo Boss AG	8,025	985,301

Talanx AG	32,528	994,487
Tom Tailor Holding AG*	76,580	1,101,066
		5,304,940

Hong Kong - 0.6%
Techtronic Industries Co. Ltd.	198,420	635,957

India - 0.4%
Yes Bank Ltd.	33,890	410,561

Ireland - 2.1%
Smurfit Kappa Group plc	99,199	2,227,654

Italy - 3.6%
Banca Generali SpA	41,579	1,154,204
Buzzi Unicem SpA	122,145	1,536,703
Piaggio & C SpA*	344,671	999,449
		3,690,356

Japan - 27.2%
Aozora Bank Ltd.	607,123	1,882,899
Azbil Corp.	41,600	961,200
Chugoku Marine Paints Ltd.	112,000	945,506
COOKPAD, Inc.	27,671	933,828
Credit Saison Co. Ltd.	62,144	1,155,415
CyberAgent, Inc.	22,915	860,603
Daiichikosho Co. Ltd.	39,668	1,073,380
Daiseki Co. Ltd.	53,200	922,178
Hogy Medical Co. Ltd.	16,000	729,174
Hokuto Corp.	49,600	824,008
Horiba Ltd.	19,300	640,863
Ibiden Co. Ltd.	55,100	809,173
Internet Initiative Japan, Inc.	54,613	1,113,159
Makita Corp.	26,066	1,178,484
Monex Group, Inc.	395,609	934,763
MS&AD Insurance Group Holdings, Inc.	38,200	906,678
Nabtesco Corp.	48,562	1,165,011
Nishi-Nippon City Bank Ltd.	329,000	949,419
Secom Co. Ltd.	15,100	866,912
SKY Perfect JSAT Holdings, Inc.	217,100	1,285,317
Stanley Electric Co. Ltd.	47,515	1,026,310
Star Micronics Co. Ltd.	59,100	748,089
Tadano Ltd.	88,854	1,099,748
The Bank of Yokohama Ltd.	198,300	1,075,508
Toyota Industries Corp.	23,000	1,174,404
Unipres Corp.	62,400	1,022,765

Yamaha Corp.	70,000	1,038,990
Yokohama Rubber Co. Ltd.	89,911	820,849
		28,144,633

Luxembourg - 0.9%
Grand City Properties SA*	63,720	936,766

Malaysia - 1.3%
PureCircle Ltd.*	167,415	1,332,942

Mexico - 0.5%
Consorcio ARA SAB de CV*	1,135,795	499,724

Netherlands - 2.5%
Delta Lloyd NV	64,167	1,410,304
Koninklijke DSM NV	19,368	1,177,748
		2,588,052

Norway - 2.9%
Aker ASA	25,190	553,862
Opera Software ASA	104,254	1,312,946
Petroleum Geo-Services ASA	196,669	1,108,469
		2,975,277

Panama - 0.7%
Banco Latinoamericano de Exportaciones SA	25,250	760,025

Poland - 0.8%
Eurocash SA	73,525	787,393

Russia - 0.2%
Lenta Ltd. (GDR)*	29,133	196,911

South Africa - 0.3%
Foschini Group Ltd.	24,454	280,727

South Korea - 3.1%
Dongbu Insurance Co. Ltd.*	9,501	474,544
Grand Korea Leisure Co. Ltd.	10,494	306,398
Samsung SDI Co. Ltd.*	8,220	854,605
SL Corp.*	46,924	740,651
Tongyang Life Insurance*	85,860	839,027
		3,215,225

Sweden - 3.1%
BillerudKorsnas AB	67,202	959,213
Industrivarden AB, C Shares	74,883	1,295,665

Opus Group AB	853,197	991,977
		3,246,855

Switzerland - 2.4%
Baloise Holding AG	9,475	1,210,773
GAM Holding AG*	69,668	1,253,687
		2,464,460

Taiwan - 0.7%
China Life Insurance Co. Ltd.	894,657	737,333

United Kingdom - 20.9%
Arrow Global Group plc	218,178	768,831
Ashtead Group plc	76,939	1,359,478
Bank of Georgia Holdings plc	31,986	1,025,479
Beazley plc	235,195	1,041,424
Bovis Homes Group plc	83,732	1,152,531
Britvic plc	82,002	854,034
Catlin Group Ltd.	160,955	1,672,783
Close Brothers Group plc	54,065	1,246,171
Countrywide plc	140,774	956,951
Dialight plc	70,464	888,813
Entertainment One Ltd.	205,304	1,025,726
Greggs plc	74,466	844,850
Halfords Group plc	119,239	863,750
Inmarsat plc	95,064	1,177,432
Investec plc	115,316	962,796
Kennedy Wilson Europe Real Estate plc	35,979	590,721
Kingfisher plc	199,703	1,051,782
Provident Financial plc	32,209	1,225,254
Speedy Hire plc	758,678	927,487
The Paragon Group of Co.'s plc	126,638	816,861
William Morrison Supermarkets plc	424,816	1,208,352
		21,661,506

United States - 0.7%
Tsakos Energy Navigation Ltd.	107,688	751,662

Total Equity Securities (Cost $94,194,879)		97,623,769

TIME DEPOSIT - 5.1%	PRINCIPAL AMOUNT
State Street Bank Time Deposit, 0.069%, 1/2/15	$5,276,431	5,276,431

Total Time Deposit (Cost $5,276,431)		5,276,431

TOTAL INVESTMENTS (Cost $99,471,310) - 99.4%	102,900,200
Other assets and liabilities, net - 0.6%	653,317
NET ASSETS - 100%	$103,553,517

* Non-income producing security.

Abbreviations:
GDR: Global Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2014

EQUITY SECURITIES - 83.4%	SHARES	VALUE
Austria - 0.9%
Vienna Insurance Group AG Wiener Versicherung Gruppe	12,574	$559,692

Brazil - 7.7%
Cosan Ltd.	103,591	802,830
Grendene SA	190,700	1,096,831
Itau Unibanco Holding SA, Preferred	168,857	2,195,548
M Dias Branco SA	25,100	858,810
		4,954,019

China - 15.0%
Alibaba Group Holding Ltd. (ADR)*	19,255	2,001,365
China Child Care Corp Ltd.	1,865,000	287,643
China Dongxiang Group Co. Ltd.	4,012,000	710,699
Ping An Insurance Group Company of China Ltd.	111,000	1,120,974
Shenzhen International Holdings Ltd.	1,461,904	2,133,048
Tencent Holdings Ltd.	235,300	3,376,599
		9,630,328

Egypt - 2.4%
Commercial International Bank Egypt SAE	222,925	1,530,845

Hong Kong - 14.5%
China Mengniu Dairy Company Ltd.	621,000	2,546,745
Galaxy Entertainment Group Ltd.	342,000	1,904,045
Samsonite International SA*	708,575	2,097,842
Techtronic Industries Co. Ltd.	843,000	2,701,902
		9,250,534

India - 5.0%
Greenko Group plc*	252,451	561,913
HDFC Bank Ltd. (ADR)	51,398	2,608,449
		3,170,362

Indonesia - 3.6%
Bank Rakyat Indonesia Persero Tbk PT	2,303,400	2,144,836
Tower Bersama Infrastructure Tbk PT	207,300	162,491
		2,307,327

Russia - 2.6%
Magnit PJSC	5,589	886,111

Mail.ru Group Ltd. (GDR)*	47,672	769,868
		1,655,979

South Africa - 6.4%
Life Healthcare Group Holdings Ltd.	465,845	1,719,642
Shoprite Holdings Ltd.	164,588	2,386,855
		4,106,497

South Korea - 7.2%
Hyundai Motor Co.*	6,512	988,641
KB Financial Group, Inc.*	52,191	1,704,526
Samsung Fire & Marine Insurance Co. Ltd.*	5,772	1,478,703
Youngone Holdings Co. Ltd.*	5,673	457,447
		4,629,317

Taiwan - 11.8%
Phison Electronics Corp.	193,982	1,338,475
SiliConware Precision Industries Co. Ltd. (ADR)	92,154	695,763
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	160,851	3,599,845
Tong Yang Industry Co. Ltd.	1,647,138	1,890,703
		7,524,786

Thailand - 3.3%
Bangkok Bank PCL	363,575	2,134,195

Turkey - 3.0%
Aygaz AS	455,756	1,918,594

Total Equity Securities (Cost $54,421,217)		53,372,475

CLOSED-END FUNDS - 6.4%
India Fund, Inc.	159,288	4,111,223

Total Closed-End Funds (Cost $3,839,448)		4,111,223

EXCHANGE TRADED PRODUCTS - 4.8%
ChinaAMC CSI 300 Index ETF	558,000	3,092,806

Total Exchange Traded Products (Cost $2,306,502)		3,092,806

PARTICIPATORY NOTES - 4.4%
China - 2.0%
Daqin Railway Co. Ltd., Merrill Lynch International & Co., 7/6/18 (b)*	1,104	1,905
Gree Electric Appliances, Inc., Merrill Lynch International & Co., 8/31/18 (b)*	128,400	767,660
Hangzhou Hikvision Digital Technology Co., Ltd. Merrill Lynch International & Co., 4/9/19 (b)*	146,100	527,120
		1,296,685

India - 1.2%
Motherson Sumi Systems Ltd., Merrill Lynch International & Co., 5/31/18 (b)*	104,236	755,846

Saudi Arabia - 1.2%
Samba Financial Group, Morgan Stanley BV, 9/28/15, (b)*	34,130	351,082
Saudi Ceramic, Morgan Stanley BV, 7/18/16, (b)*	13,822	389,636
		740,718

Total Participatory Notes (Cost $2,266,757)		2,793,249

TOTAL INVESTMENTS (Cost $62,833,924) - 99.0%		63,369,753
Other assets and liabilities, net - 1.0%		651,638
NET ASSETS - 100%		$64,021,391

(b) This security was valued under the direction of the Board of Directors. See Note A.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
ETF: Exchange Traded Fund
GDR: Global Depositary Receipts
PCL: Public Company Limited
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: Calvert World Values Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with four separate portfolios: International Equity, Capital Accumulation, International Opportunities, and Emerging Markets Equity. International Equity and International Opportunities are registered as diversified portfolios. Capital Accumulation and Emerging Markets Equity are registered as non-diversified portfolios. The operations of each series are accounted for separately. International Equity and Capital Accumulation each offer five classes of shares of capital stock – Classes A, B, C, I, and Y. International Opportunities and Emerging Markets Equity each offer four classes of shares of capital stock – Classes A, C, I, and Y. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares. Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges. Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived for certain other institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors ("the Board") to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund, except Special Equities investments, to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties. Special Equities investments, as described in the Fund’s prospectus and statement of additional information, are fair valued by the Board’s Special Equities Committee.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities and venture capital securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event that there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or using the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. International Equity, International Opportunities, and Emerging Markets Equity have retained a third party fair value pricing service to quantitatively analyze the price movement of their holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters. Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and such securities are categorized as Level 3 in the hierarchy.

Exchange traded products and closed-end funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Participatory notes are valued based on the value of the underlying equity security as determined using the valuation techniques for equity securities listed above. Participatory notes are categorized as Level 2 in the hierarchy.

Venture capital securities for which market quotations are not readily available are fair valued by the Fund’s Board of Directors and are generally categorized as Level 3 in the hierarchy. Venture capital direct equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation. Methods may include market, income or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple. An example of the income approach is the discounted cash flow. Examples of the cost approach are replacement cost, salvage value, or net asset percentage. Venture capital limited partnership (“LP”) securities are valued at the fair value reported by the general partner of the partnership adjusted as necessary to reflect subsequent capital calls and distributions and any other available information, as a practical expedient. In the absence of a reported LP unit value, it may be estimated based on the Fund’s percentage equity in the partnership and/or other balance sheet information and portfolio value for the most recently available period reported by the general partner. In some cases, adjustments may be made to account for daily pricing of material public holdings within the partnership. Venture capital debt securities are valued based on assumptions of credit and market risk. For venture capital securities denominated in foreign currency, the fair value is marked to the daily exchange rate.
Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities and are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services.

These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee or with respect to Special Equities investments, by the Special Equities Committee using the venture capital methodologies described above.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At December 31, 2014, the following securities were fair valued in good faith under the direction of the Board:

	Total Investments	% of Net Assets

International Equity	$7,597,081	2.0%
Capital Accumulation	$1,395,110	0.3%
Emerging Markets Equity	$2,793,249	4.4%

The following tables summarize the market value of the Fund’s holdings as of December 31, 2014, based on the inputs used to value them:

International Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$108,074,015	$251,762,937**	-	$359,836,952***
Venture capital	-	233,698	$3,007,908	3,241,606
Other debt obligations	-	14,765,828	-	14,765,828
TOTAL	$108,074,015	$266,762,463	$3,007,908	$377,844,386

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.
** Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.
*** Exclusive of $533,665 venture capital equity shown in the venture capital heading.

On December 31, 2014, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities. At December 31, 2014, securities valued at $251,762,937 were transferred out of Level 1 and into Level 2.

At December 31, 2014, securities valued at $233,698 were transferred out of Level 3 and into Level 2 because additional observable inputs were used to value the affected securities.

Capital Accumulation	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$418,072,207	-	-	$418,072,207
Other debt obligations	-	$6,902,297	-	6,902,297
TOTAL	$418,072,207	$6,902,297	-	$424,974,504

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

There were no transfers between levels during the period.

0

International Opportunities	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$2,011,412	$95,612,357**	-	$97,623,769
Other debt obligations	-	5,276,431	-	5,276,431
TOTAL	$2,011,412	$100,888,788	-	$102,900,200

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.
** Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.

On December 31, 2014, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities. At December 31, 2014, securities valued at $95,612,357 were transferred out of Level 1 and into Level 2.

Emerging Markets Equity	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$9,708,251	$43,664,224**	-	$53,372,475
Closed-end funds	4,111,223	-	-	4,111,223
Participatory notes	-	2,793,249	-	2,793,249
Other debt obligations	-	3,092,806	-	3,092,806
TOTAL	$13,819,474	$49,550,279	-	$63,369,753

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.
** Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.

On December 31, 2014, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities. At December 31, 2014, securities valued at $43,664,224 were transferred out of Level 1 and into Level 2.

Participatory Notes: The Fund may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”), especially in markets where direct investment by the Fund is not possible. P-notes are generally issued by a bank or broker-dealer (the “counterparty”) and are designed to offer a return linked to a particular underlying equity security. While the holder of a P-note is entitled to receive from the counterparty any dividends paid by the underlying security, the counterparty retains legal ownership and voting rights of the underlying security. The risks associated with investing in a P-note may include the possible failure of the counterparty to perform its obligations under the terms of the agreement, an inability to liquidate or transfer the notes, and an imperfect correlation between the value of the P-note and the underlying security.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Schedules of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase (within seven days for Class I shares). The redemption fee is accounted for as an addition to paid-in capital. This fee was eliminated effective February 2, 2015.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

28 - CALVERT WORLD VALUES INTERNATIONAL EQUITY FUND ANNUAL REPORT
NOTE B — TAX INFORMATION

The following table presents the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at December 31, 2014 and the capital loss carryforwards as of September 30, 2014, with expiration dates, where applicable:

	International Equity	Capital Accumulation
Federal income tax cost of investments	$373,165,765	$361,558,262

Unrealized appreciation	$31,761,904	$79,349,643
Unrealized depreciation	(27,083,283)	(15,933,401)
Net unrealized appreciation/ (depreciation)	$4,678,621	$63,416,242

	International Opportunities	Emerging Markets Equity
Federal income tax cost of investments	$99,755,798	$63,010,036

Unrealized appreciation	$9,295,193	$5,088,783
Unrealized depreciation	(6,150,791)	(4,729,066)
Net unrealized appreciation/ (depreciation)	$3,144,402	$359,717

Capital Loss Carryforwards

Expiration Date	International Equity
30-Sep-17	($44,177,301)
30-Sep-18	(105,942,268)
30-Sep-19	(10,386,632)

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Losses incurred in pre-enactment taxable years can be utilized until expiration.

NOTE C — AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has a direct or indirect ownership of, control of, or voting power over 5 percent or more of the outstanding voting shares.

Affiliated companies of the International Equity Fund as of December 31, 2014 are as follows:

AFFILIATES	COST	VALUE
Bioceptive, Inc.	$252,445	$299,967
gNet Defta Development Holdings LLC	400,000	318,085
SEAF Central & Eastern European Growth Fund LLC, LP	327,254	430,523
TOTALS	$979,699	$1,048,575

NOTE D - CAPITAL COMMITMENTS

In connection with certain venture capital investments, the International Equity Fund is committed to future capital calls, which will increase the Fund’s investment in these securities. The aggregate amount of the future capital commitments totals $1,594,003 at December 31, 2014.

Item 2. Controls and Procedures.

(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT WORLD VALUES FUND, INC.
By:    /s/ John H. Streur, Jr.
    John H. Streur, Jr.
    President -- Principal Executive Officer
Date:    February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Streur, Jr.
    John H. Streur, Jr.
    President -- Principal Executive Officer
Date:    February 27, 2015

/s/ Robert J. Enderson
    Robert J. Enderson
    Assistant Treasurer -- Principal Financial Officer
Date:    February 27, 2015